EARNINGS PER SHARE - Schedule of Shares Outstanding (Details) - shares	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Reconciliation of number of shares outstanding [abstract]
Less treasury shares (in shares)		(1,000,000)
Shares distributed from treasury shares (in shares)		99,186
Class A Common Shares
Reconciliation of number of shares outstanding [abstract]
Shares distributed as of spin date, beginning balance (in shares)	69,759,702	194
Less treasury shares (in shares)	(1,000,000)
Shares distributed from treasury shares (in shares)	99,186
Shares outstanding as of December 31 (in shares)	68,858,888	68,858,888
Class B Common Shares
Reconciliation of number of shares outstanding [abstract]
Shares distributed as of spin date, beginning balance (in shares)	25,977,316
Less treasury shares (in shares)	0
Shares distributed from treasury shares (in shares)	0
Shares outstanding as of December 31 (in shares)	25,977,316	25,977,316